RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
First Scion Investments Limited
Amounts due to related parties	$ 75,722	$ 75,722
Restricted Stock [Member] | Ford Moore [Member] | Private Placement [Member]
Amounts due to related parties	$ 49,000	$ 49,000